Commitments and Contingencies - Environmental Matters (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Environmental remediation accrual, discounted basis	$ 14
Portion of environmental remediation costs recorded in other current liabilities	2
Portion of environmental remediation costs recorded in deferred credits and other liabilities	$ 12
Weighted average discount rate	2.30%
Environmental remediation accrual, undiscounted basis	$ 17
Expected payments of environmental remediation costs, 2018	2
Expected payments of environmental remediation costs, 2019	1
Expected payments of environmental remediation costs, 2020	1
Expected payments of environmental remediation costs, 2021	1
Expected payments of environmental remediation costs, 2022	1
Expected payments of environmental remediation costs, thereafter	11
Estimated liability		$ 132
Payments for settlement	$ 45